Taxes, fees and contributions payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Reserve Quantities [Line Items]
Taxes, fees and contributions payable	R$ 3,058,718	R$ 2,291,267
Current portion	(3,048,115)	(2,277,727)
Non-current portion	10,603	13,540
Imposto Sobre Circulacao De Mercadorias Servicos [Member]
Reserve Quantities [Line Items]
Taxes, fees and contributions payable	249,485	222,120
Agencia Nacionl De Telecomunicacoes Taxes And Fees [Member]
Reserve Quantities [Line Items]
Taxes, fees and contributions payable	2,563,784	1,798,967
Imposto Sobre Service [Member]
Reserve Quantities [Line Items]
Taxes, fees and contributions payable	67,765	65,664
P I S C O F I N S [Member]
Reserve Quantities [Line Items]
Taxes, fees and contributions payable	49,312	102,157
Other Direct Taxes [Member]
Reserve Quantities [Line Items]
Taxes, fees and contributions payable	R$ 128,372	R$ 102,359